Fair Value Measurement - Fair value measurements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value Measurements
Time deposits and held-to-maturity debt securities	¥ 113,872,353	$ 16,509,939	¥ 86,203,296
Convertible bonds, current portion	13,885,751	$ 2,013,245
Level 2
Fair Value Measurements
Time deposits and held-to-maturity debt securities	113,872,353		86,203,296
Time deposits and held-to-maturity debt securities	11,040,283		13,008,899
Convertible bonds, current portion	13,093,448
Convertible bonds	¥ 3,056,964		¥ 13,690,953